[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

April 27, 2007

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account XVII (ClassicStrategies) File Nos.: 811-21481 and 333-111589

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the ClassicStrategies Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 2 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 7 to the Registration Statement filed under the Investment Company Act of 1940. These Post-Effective Amendments were filed electronically on April 27, 2007.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and
Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001